Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.25%	0.53%
Expected future increase in salaries	1.50%	1.92%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.84%	13.00%
Expected future increase in salaries	11.50%	11.00%